Leases - Summary of supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for lease obligations	$ 3,406	$ 0